Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit/ (loss) before income tax	$ 269	$ (95)	$ (466)
Adjustments for:
Amortization of intangible assets	32	25	17
Depreciation of property, plant and equipment	145	122	128
Impairment of property, plant and equipment		0
Equity-settled share-based payments	241	279	304
Finance costs	71	106	99
Net change in fair value of financial assets and liabilities	(34)		39
Net impairment loss on financial assets	140	95	72
Finance income	(240)	(187)	(198)
Loss/ (gain) on disposal of property, plant and equipment	1	(10)	(11)
Share of (profit)/ loss of equity-accounted investees (net of tax)	(1)	8	7
Change in provisions	(18)	4	1
Dividend income	(7)	0	0
Cash flows from (used in) operations before changes in working capital	599	347	(8)
Changes in:
- Inventories	(9)	(9)	(1)
- Deposits pledged	(69)	(18)	(22)
- Trade and other receivables	(10)	(97)	(11)
- Loan receivables in the financial services segment	(691)	(276)	(184)
- Trade payables and other liabilities	40	120	(7)
- Deposits from customers in the banking business	308	843	364
Cash from operations	168	910	131
Income tax paid	(89)	(58)	(45)
Net cash from operating activities	79	852	86
Cash flows from investing activities
Acquisition of property, plant and equipment	(97)	(77)	(71)
Purchase of intangible assets	(26)	(36)	(21)
Proceeds from disposal of property, plant and equipment	16	26	28
Acquisition of additional interests in associates and joint venture	(145)	(43)	0
Proceeds from disposal of subsidiaries	1	0	0
Acquisition of subsidiaries with non-controlling interests, net of cash acquired	(100)	(23)	0
Receipt of co-investing arrangement loan receivable	0	93	0
(Acquisitions of)/ net proceeds from sale of other investments	(609)	(362)	1,752
Interest received	171	191	183
Dividend received	7	0	0
Net cash (used in)/ from investing activities	(782)	(231)	1,871
Cash flows from financing activities
Proceeds from share-based payment arrangements	24	25	16
Repurchase and retirement of ordinary shares	(274)	(226)	0
Proceeds from bank loans	193	120	116
Repayment of bank loans	(260)	(635)	(765)
Payment of lease liabilities	(52)	(46)	(39)
Proceeds from the issuance of convertible notes	1,500	0	0
Transaction costs related to the issuance of convertible notes	(22)	0	0
Acquisition of non-controlling interests without change in control	(130)	(60)	(27)
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	126	36	10
Deposits released/ (pledged)	16	49	(1)
Interest paid	(26)	(34)	(80)
Net cash from/ (used in) financing activities	1,095	(771)	(770)
Net increase/ (decrease) in cash and cash equivalents	392	(150)	1,187
Cash and cash equivalents at January 1	2,964	3,138	1,952
Effect of exchange rate fluctuations on cash held	77	(24)	(1)
Cash and cash equivalents at December 31	$ 3,433	$ 2,964	$ 3,138